7. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
7. STOCKHOLDERS' EQUITY

7.      STOCKHOLDERS’ EQUITY

The Company was originally organized as an S corporation and issued 100 shares of stock at a par value of $0.01 each.  On July 16, 2007, the Company merged into a C corporation and, concurrent with this election, each of the shares of stock of the terminating S corporation converted into 30,358.56 shares of common stock of the C corporation, resulting in a total of 446,449 shares outstanding.  Since the shareholders of the S corporation became the majority shareholders of the C corporation, this was accounted for as a reverse merger.  Accordingly, the pre-merger financial statements of the S corporation have become the historical financial statements of the C corporation.

Upon conversion of the Company from an S corporation to a C corporation, the Company increased its authorized common stock to 6,500,000 shares with a par value of $.001 per share and authorized 3,400,000 shares of Series A preferred (Series A shares), with a par value of $.001 per share.  On July 17, 2007, the Company completed a private placement and raised gross proceeds of $17,000,000 from the sale of 3,386,454 Series A convertible preferred shares at a sale price of $5.02 per share.

In December 2011, 72,459 shares of Common Stock were issued in connection with the cashless exercise of 72,824 Stock Purchase Warrants and 4,835,224 shares of Series A-1 Preferred Stock were issued in connection with the conversion of notes payable and accrued interest thereon.

In December 2011, the corporate charter was amended to increase the authorized capital from 6,500,000 to 16,800,000 common shares and from 3,400,000 to 8,221,678 preferred shares.

On December 22, 2011, $8,150,000 of notes payable to significant shareholders plus accrued interest were converted to Series A Preferred Stock at a conversion rate of $1.993 per share resulting in the issuance of 4,835,224 additional shares of Series A Preferred Stock.  The note holders also exercised 72,824 warrants in a cashless transaction for 72,459 shares of common stock and cancelled warrants for an additional 744 shares of common stock.  The due date on all remaining notes payable to significant shareholders was extended from December 31, 2011 to March 31, 2012.

The Series A Preferred Shares had the following rights and preferences:

Dividends

From and after the date of their issuance, dividends at the rate per annum of $0.3514 per share accrued on Series A Preferred shares.  The Company was under no obligation to pay such accrued dividends.  However, dividends on the Preferred Shares were cumulative from the date of issuance and were to be paid before any dividends on shares of any other class of stock of the Company.  No such dividends were declared prior to December 31, 2010.  As of December 31, 2012 and 2011, $0 and $5,326,207, respectively, in dividends had accumulated on the Series A shares.

Conversion

The holders of the Series A Preferred Shares had the right to convert their shares to common stock at any time at an initial conversion price of $5.02 per share.  In certain situations, the Preferred Shares were protected from dilution by future issuances of common stock at less than the Series A Preferred Share conversion price.  At December 31, 2011, the conversion price was $13.5524 per share under these anti-dilution provisions.

The Company was required, at all times, to reserve a sufficient number of shares of common stock to effect the conversion of all outstanding shares of preferred stock.

Liquidation preference

Upon liquidation or dissolution of the Company, the holders of the Series A shares were entitled to be paid an amount per share equal to the Series A Original Issue Price ($5.02 per share) plus the cumulative unpaid dividends and any other dividends declared but unpaid.

Voting

The stockholders of the Series A Preferred Shares vote together with all other classes of stock as a single class on matters presented to the stockholders of the Company.  Each holder of Series A Preferred Shares was entitled to a number of votes (one vote) equal to the number of whole shares of common stock into which the Series A Preferred Shares of such holder were convertible as of the record date for determining stockholders to vote on such matters, except with respect to certain corporate actions, which require a fifty percent (50%) approval of the then outstanding Series A Preferred Shares.  The holders of record of the Series A shares, as a separate class, were entitled to elect two directors of the five-member Board of the Company.  One of the two “Series A Directors” served as Chairman of the Board.  The holders of record of the common stock were also entitled to elect two directors.

As of February 13, 2012, there were no Preferred Shares outstanding.

2012 Merger and Financing

On February 13, 2012, in connection with, and immediately prior to the closing of the Merger (as defined below), the Company completed a private placement (the “2012 Financing”) of 2,321,723 shares of the Company’s common stock at a price per share of $7.56 to accredited investors, for gross proceeds to the Company of $17,550,029 pursuant to a securities purchase agreement (the “Securities Purchase Agreement”). In lieu of repayment of senior secured promissory notes in the aggregate principal amount of $250,000 (plus $12,740 in accrued interest), the aggregate amount of unpaid principal and interest on the notes was invested by the holders of such notes in the 2012 Financing in exchange for shares of the Company’s common stock.  The net cash proceeds from the 2012 Financing, after the payment of all expenses related to the 2012 Financing and the Merger, approximated $15.3 million.

The Placement Agent acted as the exclusive placement agent in connection with the 2012 Financing.  The Company paid the Placement Agent a cash fee for its services equal to 7% of the aggregate offering price paid by each investor in the 2012 Financing, other than with respect to certain investors.  As additional compensation, the Company issued the Placement Agent warrants (the “Placement Agent Warrants”) to purchase 111,587 shares of common stock of the Company.  The Placement Agent Warrants, which were exchanged for warrants of ParentCo (as defined below) in the Merger, are exercisable at $7.56 per share of Common Stock at any time beginning on August 11, 2012 and ending on February 12, 2017.  The Company also agreed to reimburse the Placement Agent for up to $100,000 of expenses it incurred in connection with the 2012 Financing and to indemnify it against certain liabilities in connection with the 2012 Financing.

On February 13, 2012, R & R Acquisition VI, Inc. (“ParentCo”) entered into a merger agreement (the “Merger Agreement”) with the Company and ADMA Acquisition Sub, Inc., a Delaware corporation (“Acquisition Sub”) (“Merger”). Upon closing of the Merger, Acquisition Sub was merged with and into the Company, and the Company, as the surviving corporation in the Merger, became a wholly-owned subsidiary of ParentCo.  ParentCo’s corporate name was changed to ADMA Biologics, Inc.

In connection with the Merger and pursuant to the terms of the Merger Agreement, all of the then issued and outstanding shares of the Company’s common stock, including the common stock issued in the 2012 Financing and including the shares of the Company’s Series A preferred stock, which were converted into common stock immediately prior to and as part of the Merger, were automatically exchanged into 5,843,613 shares of common stock of ParentCo, par value $0.0001 per share (the “Common Stock”) at a 1:1 exchange ratio (subsequently adjusted for the 0.27 stock dividend); all warrants, options and other rights to purchase or acquire shares of the Company’s common stock outstanding immediately prior to the Merger, including the Placement Agent Warrants and including the additional options granted to Adam S. Grossman, CEO, under his new employment agreement, were converted into warrants, options or other rights, as the case may be, to purchase an aggregate of 486,893 shares of Common Stock at the same exercise prices; and 3,107,648 of the 3,175,000 shares of Common Stock held by the stockholders of ParentCo immediately prior to the Merger were canceled such that these stockholders held 67,352 shares of Common Stock, not including the 111,589 shares issuable upon exercise of the Placement Agent Warrants, held by an affiliate of one of such stockholders.

Immediately prior to the Merger and the transactions described above, (i) 3,386,454 shares of Series A Preferred Stock of the Company were converted into 14,279,559 shares of the Company’s common stock after giving effect to cumulative anti-dilution adjustments and accrued dividends, and 4,835,224 shares of the Company’s Series A Preferred Stock issued in December 2011 upon the conversion of convertible notes were converted into 6,140,734 shares of the Company’s common stock and (ii) the shares of common stock of the Company were reverse split at a ratio of 1-for-6.8 (the “Reverse Split”). The consolidated financial statements were adjusted to give retroactive effect to the Reverse Split.

As part of the Merger, ParentCo assumed certain of the Company’s obligations under an investors’ rights agreement, dated July 17, 2007, by and among the Company and its stockholders (the “Investors’ Rights Agreement”), assumed the Company’s obligations under the Securities Purchase Agreement, and assumed the Company’s Plan.  After an increase in authorized shares under the Plan in connection with the Merger, the Company currently has options to purchase 375,304 shares of Common Stock issued and outstanding under the Plan and has reserved for future issuance under the Plan an additional 337,420 shares of Common Stock.

For accounting purposes, the Merger was accounted for as a reverse acquisition, with the Company as the accounting acquiror (legal acquiree) and ParentCo as the accounting acquiree (legal acquiror), effectively a recapitalization of the Company.

Following the Merger, the Company is authorized by its certificate of incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of common stock and 10,000,000 are shares of preferred stock, each with a par value of $0.0001 per share.

On February 13, 2012, the Company entered into a new employment agreement with its President and Chief Executive Officer, Adam S. Grossman, which has an initial term of three (3) years, with automatic three (3) year renewal periods unless notice is provided 90 days in advance.  The employment agreement provides that Mr. Grossman (i) will initially be paid $350,000 annually beginning on the date on which the Merger closed (the “Effective Date”); (ii) is eligible for an annual cash bonus, the target of which is $100,000, based upon the attainment of certain performance objectives mutually agreed to by the Board of Directors and Mr. Grossman; (iii) was to be granted on the Effective Date options to purchase shares of Common Stock representing 4% of the Company’s equity on a fully diluted basis (options to purchase 269,410 shares of Common Stock at an exercise price of $7.56 were granted pursuant to this provision) and (iv) is eligible to participate in the Company’s standard benefits package.  All options granted to Mr. Grossman were issued under the Company’s stock option plan and vest over a four year period, with 25% of the options vesting on the Effective Date, and the remaining 75% vesting in equal monthly installments over the following 48 months of continued employment (full vesting on the fourth anniversary of the Effective Date), subject to accelerated vesting under certain circumstances.  Mr. Grossman also received a bonus in connection with his 2011 performance, including in connection with the 2012 Financing and Merger, of $50,000 on the date on which the Merger closed.

On October 1, 2012, the Company and Rodman & Renshaw, LLC, entered into a Securities Purchase Agreement (“SPA”) whereby the Company purchased 39,969 shares of common stock, par value $0.0001 per share, for $150,000 from Rodman & Renshaw, LLC.  The shares of common stock purchased by the Company had originally been issued to R&R Investments IV, Inc., an affiliate of Rodman & Renshaw, LLC. See Note 1 - Organization and Business for additional information regarding the Merger and the 2012 Financing.  These shares of common stock were retired, thus reducing the total shares of common stock outstanding from 5,910,971 to 5,871,002.